Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Schedule of Share Capital

The share capital as of December 31, 2024 and 2023, is composed of as follows:

	Number of shares
	Authorized		Issued and outstanding
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Ordinary shares, NIS 0.01 par value	50,000,000	50,000,000	707,463	254,843

Schedule of Options Activity

Below is a summary of the Company’s options activity and related information with respect to options granted to employees during the years ended December 31, 2024 and 2023:

	Year ended December 31,		Year ended December 31,
	2024		2023
	Amount of options	Weighted average exercise price	Amount of options	Weighted average exercise price

Outstanding - beginning of the year	18,184	$62.16	12,353	$45.04
Granted	**4,187	$21.76	*5,894	$97.92
Exercised	-	$-	-	$-
Expired or forfeited	(62)	$105.60	(62)	$53.12

Outstanding - end of the year	22,309	$54.48	18,184	$62.16

Exercisable at end of year	18,082	$46.56	11,114	$48.96
*	Including the grant of 1,500 options to purchase up to 1,500 ordinary shares to directors, as approved by the Company’s shareholders on November 30, 2023, with an exercise price of $105.60 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of employment or service. The fair value of each option as of the grant date was $9.60, determined using the Black-Scholes option pricing model and the total expenses of $15 thousand will be expensed over the option vesting periods of three years.
**	Including the grant of 1,250 options to purchase up to 1,250 ordinary shares to the Company’s Chief Executive Officer and Chief Scientific Officer, as approved by the Company’s shareholders on September 26, 2024, with an exercise price of $34.40 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of employment or service. The fair value of each option as of the grant date was $15.60, determined using the Black-Scholes option pricing model and the total expenses of $19 thousand will be expensed over the option vesting periods of three years.

Schedule of weighted-Average Assumptions

The following weighted-average assumptions were used in determining the most recent fair values of stock options using the Black-Scholes valuation model:

2024

Expected dividend yield	0%
Expected stock price volatility	55.0%
Risk free interest rate	4.10%
Expected life of options	6.25

*	Including the grant of 1,500 options to purchase up to 1,500 ordinary shares to directors, as approved by the Company’s shareholders on November 30, 2023, with an exercise price of $105.60 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of employment or service. The fair value of each option as of the grant date was $9.60, determined using the Black-Scholes option pricing model and the total expenses of $15 thousand will be expensed over the option vesting periods of three years.
**	Including the grant of 1,250 options to purchase up to 1,250 ordinary shares to the Company’s Chief Executive Officer and Chief Scientific Officer, as approved by the Company’s shareholders on September 26, 2024, with an exercise price of $34.40 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of employment or service. The fair value of each option as of the grant date was $15.60, determined using the Black-Scholes option pricing model and the total expenses of $19 thousand will be expensed over the option vesting periods of three years.

Schedule of Options to Consultants

The Company’s outstanding options to consultants as of December 31, 2024 were as follows:

Issuance date	In connection with	No. of options issued	Exercise price	No. of options exercisable
2015	Rendered services	1,383	$0.24	1,383
2017	Rendered services	461	$0.24	461
2021	Rendered services	863	$0.24-$180.00	863
2023*	Rendered services	1,250	$43.68	555

*	On April 27, 2023, the Company’s Board of Directors approved the additional grant of options to purchase up to 1,250 ordinary shares to a consultant, with an exercise price of $43.68 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of services. The fair value of each option as of the grant date was $20.80, determined using the Black-Scholes option pricing model and the total expenses of $26 thousand will be expensed over the option vesting periods of three years.

Schedule of Share-Based Compensation Expenses

The share-based compensation expenses are recognized in the following line items in the consolidated statements of comprehensive loss in the years ended:

	December 31
	2024	2023	2022
	U.S. dollars in thousands
Research and development expenses	80	83	180
Sales and marketing expenses	49	61	401
General and administrative expenses	53	97	209
	182	241	790

Schedule of Issuance of Equity Warrants to Investors and Associate

Equity Warrants to investors and associated with the IPO and follow on fund raising, as of December 31, 2024:

Number of warrants/ options	Issuance date	Exercise price		Exercise ratio	Expiration date	Notes
98,261	September 13, 2022	$160.00		Each warrant is exercisable into 1 ordinary share	5 years following the issuance date	Registered for trading (*)

2,344	September 15, 2022	$424.80		Each warrant is exercisable into 1 ordinary share	5 years following the issuance date	Owned by underwriter
295	September 15, 2022	$338.40		Each warrant is exercisable into 1 ordinary share	10 years following the issuance date	Owned by the legal advisor
205,500	November 27, 2024	$10.00	(**)	Each warrant is exercisable into 1 ordinary share	5 years following the issuance date	Owned by an investor
78,000	November 27, 2024	$0.0004		Each pre funded warrant is exercisable into 1 ordinary share	Until exercised in full	Owned by an investor

(*)	The warrants are exercisable at any time after their original issuance and at any time up to the date that is five years after their original issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to us a duly executed exercise notice and, at any time a registration statement registering the issuance of the ordinary shares underlying the warrants under the Securities Act of 1933, as amended, is effective and available for the issuance of such shares, by payment in full in immediately available funds for the number of ordinary shares purchased upon such exercise.

The exercise price per whole ordinary share purchasable upon exercise of the warrants $320.00 per share (the “Initial Exercise Price”). The exercise price is subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting ordinary shares and also upon any distributions of assets, including cash, stock or other property to the Company’s shareholders. Subject to certain exemptions outlined in the warrant, for a period until two years from the date of issuance of the warrant, if the Company shall sell, enter into an agreement to sell and subsequently sells, or grant any option to purchase, or sell, enter into an agreement to sell and subsequently sells, or grant any right to reprice, or otherwise dispose of or issue (or announce any offer, sale, grant or any option to purchase or other disposition the subsequently closes) any ordinary shares or convertible security, at an effective price per share less than the exercise price of the warrant then in effect, the exercise price of the warrant shall be reduced to equal the effective price per share in such Dilutive Issuance; provided, however, that in no event shall the exercise price of the warrant be reduced to an exercise price lower than 50% of the Initial Exercise Price. On the date that is 90 calendar days immediately following the initial issuance date of the warrants, the exercise price of the warrants will adjust (the “Reset Price”), provided that such value is less than the exercise price in effect on that date. The Reset Price is equal to the greater of (a) 50% of the Initial Exercise Price of the warrants on the issuance date or (b) 100% of the lowest volume weighted average price per ordinary share occurring on any day between the initial exercise date of the warrants and 90 calendar days following the issuance date of the warrants. The lowest Reset Price is $160.00, which is 50% of the Initial Exercise Price.

(**)	On January 30, 2025, the exercise price of the warrants pursuant to a November 2024 private placement was adjusted to $4.00 per share following the closing of an additional offering.

Schedule of Weighted Average Number of Ordinary Shares and Pre-funded Warrants

Loss per share has been calculated using the weighted average number of ordinary shares and pre-funded warrants in issue during the relevant financial periods, the weighted average number of equity shares in issue and profit for the period as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Loss for the period	(7,879)	(7,814)	(6,496)
Total number of ordinary shares and pre-funded warrants	785,464	254,843	188,121
Weighted average number of ordinary shares and pre-funded warrants	325,690	202,515	153,465
Basic and diluted loss per share	(24.2)	(38.4)	(42.4)